UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Accounts receivable, allowance for doubtful accounts	$ 1,801	$ 1,773
Accrued expenses and other liabilities	17,905	15,072
Income tax payable	3,219	4,282
Deferred revenue	19,085	17,143
Refundable fees	4,636	4,300
Deferred tax liabilities, non-current portion	775	677
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	480,000,000	480,000,000
Ordinary shares, Issued	136,336,789	135,532,141
Ordinary shares, outstanding	136,336,789	135,532,141
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	15,428	13,361
Income tax payable	2,367	3,661
Deferred revenue	19,062	17,120
Refundable fees	$ 4,636	$ 4,300